RESEARCH AND DEVELOPMENT EXPENSES - Disclosure of research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research And Development Expenses [Abstract]
Payroll and related expenses	$ 15,309	$ 14,820	$ 12,970
Suppliers and subcontractors	3,416	4,193	2,557
Office and maintenance	684	602	539
Share-based payment	1,148	1,279	1,846
Depreciation and amortization	1,371	1,238	1,128
Research and development expenses	$ 21,928	$ 22,132	$ 19,040